CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF RISK

The following table sets forth a summary of single customers that represent 10% or more of the Company’s total revenue:

	Financial Years ended December 31,
	2025	2024	2023
	$’000	$’000	$’000
Amount of the Company’s revenue
Customer A	3,935	*	-
Customer B	3,550	*	1,060
Customer C	3,163	*	2,413
Customer D	1,323	*	-
Customer E	-	4,857	*
Customer F	-	*	2,625
Customer G	-	*	1,714

*	Represents percentages less than 10%

The following table sets forth a summary of single customers that represent 10% or more of the Company’s total gross accounts receivable:

	Financial Years ended December 31,
	2025	2024
	$’000	$’000
Amount of the Company’s accounts receivables
Customer A	1,230	-
Customer B	340	-
Customer C	290	-
Customer D	*	1,387

*	Represents percentages less than 10%

The following table sets forth a summary of suppliers that represent 10% or more of the Company’s total purchases:

	Financial Years ended December 31,
	2025	2024	2023
	$’000	$’000	$’000
Amount of the Company’s purchases:
Supplier A	934	682	584

*	Represents percentages less than 10%

The following table sets forth a summary of single suppliers that represent 10% or more of the Company’s total payable:

	Financial Years ended December 31,
	2025	2024
	$’000	$’000
Amount of the Company’s accounts payables
Supplier A	367	303
Supplier B	503	-
Supplier C	260	-
Supplier D	*	62

*	Represents percentages less than 10%